Voya Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 15.8%
99,475	iShares 20+ Year Treasury Bond ETF	$ 16,240,288	1.9
214,159	iShares iBoxx Investment Grade Corporate Bond ETF	28,849,359	3.4
135,398	Vanguard S&P 500 ETF	41,655,195	5.0
439,010	Vanguard Value ETF	45,880,935	5.5

	Total Exchange-Traded Funds
	(Cost $126,562,231)	132,625,777	15.8

MUTUAL FUNDS: 83.3%
	Affiliated Investment Companies: 83.3%
4,295,848	Voya High Yield Bond Fund - Class R6	33,206,904	3.9
5,369,374	Voya Intermediate Bond Fund - Class R6	57,559,686	6.8
411,905	Voya Large-Cap Growth Fund - Class R6	23,050,194	2.7
3,890,827	Voya Multi-Manager Emerging Markets Equity Fund - Class I	50,191,672	6.0
8,710,438	Voya Multi-Manager International Equity Fund - Class I	100,344,249	11.9
8,023,985	Voya Multi-Manager International Factors Fund - Class I	74,703,299	8.9
2,033,906	Voya Multi-Manager Mid Cap Value Fund - Class I	16,759,388	2.0
419,822	Voya Strategic Income Opportunities Fund - Class R6	4,122,651	0.5
1,429,813	Voya U.S. High Dividend Low Volatility Fund - Class R6	16,657,318	2.0
7,316,927	Voya U.S. Stock Index Portfolio - Class I	125,558,469	14.9
1,437,841	VY® BrandywineGLOBAL - Bond Portfolio - Class I	16,463,276	2.0
2,280,928	VY® Columbia Contrarian Core Portfolio - Class I	41,786,609	5.0
2,898,153	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	83,176,981	9.9
1,324,309	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I	16,779,001	2.0
417,717	VY® T. Rowe Price Growth Equity Portfolio - Class I	39,946,281	4.8

	Total Mutual Funds
	(Cost $659,260,021)	700,305,978	83.3

	Total Investments in Securities (Cost $785,822,252)	$ 832,931,755	99.1
	Assets in Excess of Other Liabilities	7,469,895	0.9
	Net Assets	$ 840,401,650	100.0

Voya Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$132,625,777	$–	$–	$132,625,777
Mutual Funds	700,305,978	–	–	700,305,978
Total Investments, at fair value	$832,931,755	$–	$–	$832,931,755
Other Financial Instruments+
Futures	604,118	–	–	604,118
Total Assets	$833,535,873	$–	$–	$833,535,873
Liabilities Table
Other Financial Instruments+
Futures	$(805,803)	$–	$–	$(805,803)
Total Liabilities	$(805,803)	$–	$–	$(805,803)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2019	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/20	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$17,297,721	$1,074,737	$(18,877,732)	$505,274	$-	$254,154	$(2,597,823)	$-
Voya High Yield Bond Fund - Class R6	-	32,918,187	(1,978,237)	2,266,954	33,206,904	790,154	300,233	-
Voya Index Plus LargeCap Portfolio - Class I	17,422,011	588,384	(17,063,198)	(947,197)	-	-	(1,247,836)	-
Voya Intermediate Bond Fund - Class R6	50,880,831	19,325,964	(13,514,154)	867,045	57,559,686	1,403,032	954,070	-
Voya Large Cap Value Fund - Class R6	26,129,609	2,570,136	(28,617,924)	(81,821)	-	133,534	(5,181,121)	-
Voya Large-Cap Growth Fund - Class R6	37,132,522	1,695,595	(18,594,470)	2,816,547	23,050,194	-	(155,644)	-
Voya MidCap Opportunities Portfolio - Class I	17,188,895	228,190	(16,263,583)	(1,153,502)	-	20,482	(84,627)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	53,439,166	5,283,108	(6,609,876)	(1,920,726)	50,191,672	-	2,049,313	-
Voya Multi-Manager International Equity Fund - Class I	87,993,594	25,539,040	(14,561,013)	1,372,628	100,344,249	-	(626,939)	-
Voya Multi-Manager International Factors Fund - Class I	87,060,990	6,157,945	(15,236,934)	(3,278,702)	74,703,299	-	(1,208,615)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	17,281,667	3,503,537	(2,070,453)	(1,955,363)	16,759,388	-	(488,029)	-
Voya Short Term Bond Fund - Class R6	17,011,832	242,653	(17,103,841)	(150,644)	-	107,094	(337,948)	-
Voya Small Company Portfolio - Class I	17,383,499	2,769,210	(21,908,269)	1,755,560	-	-	(5,708,226)	-
Voya Strategic Income Opportunities Fund - Class R6	17,107,313	1,448,979	(14,232,208)	(201,433)	4,122,651	270,215	(1,181,272)	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	26,045,286	5,037,937	(13,025,448)	(1,400,457)	16,657,318	230,121	(1,038,060)	-
Voya U.S. Stock Index Portfolio - Class I	100,593,983	37,640,527	(16,528,830)	3,852,789	125,558,469	319,968	36,737	9,259,753
VY® BrandywineGLOBAL - Bond Portfolio - Class I	-	17,185,119	(1,193,560)	471,717	16,463,276	295,671	38,783	117,189
VY® Columbia Contrarian Core Portfolio - Class I	-	40,250,617	(3,166,779)	4,702,771	41,786,609	27,234	366,160	1,220,141
VY® Invesco Comstock Portfolio - Class I	43,781,711	6,165,336	(54,462,106)	4,515,059	-	-	(15,950,631)	4
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	86,491,854	12,558,080	(12,915,285)	(2,957,668)	83,176,981	211,790	591,874	11,235,265
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I	-	16,542,705	(1,482,047)	1,718,343	16,779,001	15,968	141,548	1,294,970
VY® T. Rowe Price Growth Equity Portfolio - Class I	60,821,081	4,106,697	(36,469,674)	11,488,177	39,946,281	-	(6,202,368)	1,436,130
	$781,063,565	$242,832,683	$(345,875,621)	$22,285,351	$700,305,978	$4,079,417	$(37,530,421)	$24,563,452

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2020, the following futures contracts were outstanding for Voya Solution 2035 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	560	12/18/20	$42,123,200	$(754,141)
S&P 500® E-Mini	25	12/18/20	4,190,000	(23,785)
			$46,313,200	$(777,926)
Short Contracts:
Mini MSCI EAFE Index	(179)	12/18/20	(16,586,140)	510,212
Mini MSCI Emerging Markets Index	(78)	12/18/20	(4,245,150)	93,906
U.S. Treasury 10-Year Note	(176)	12/21/20	(24,557,500)	(27,877)
			$(45,388,790)	$576,241

Voya Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $798,815,924.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$52,524,549
Gross Unrealized Depreciation	(18,610,403)
Net Unrealized Appreciation	$33,914,146